Subsequent Events (Details) (Convertible Loan Agreement [Member], STINS COMAN [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended		0 Months Ended	3 Months Ended
	Jun. 30, 2014	Jun. 11, 2009	Aug. 12, 2014 Subsequent Event [Member]	Sep. 30, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, borrowings during the period				$ 3,000
Debt agreement, borrowing capacity	35,000	10,000	45,000
Debt instrument, maturity date			Dec. 31, 2016
Debt instrument, unused portion of loan			15,100
Debt instrument, debt agreement, incremental borrowing limit	$ 5,000		$ 5,000